Average Annual Total Returns (Vanguard Windsor II Fund Retail)	Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Windsor II Fund Vanguard Windsor II Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell 1000 Value Index Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell 1000 Value Index Vanguard Windsor II Fund Vanguard Windsor II Fund - Admiral Shares 11/1/2013 - 10/31/2014	Standard & Poor's 500 Index Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014	Standard & Poor's 500 Index Vanguard Windsor II Fund Vanguard Windsor II Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.16%	11.26%	8.70%	8.02%	13.45%	13.45%	13.69%	13.69%
Five Years	14.01%	14.10%	13.05%	11.21%	15.42%	15.42%	15.45%	15.45%
Ten Years	7.20%	7.30%	6.24%	5.79%	7.30%	7.30%	7.67%	7.67%